Franklin New York Tax-Free Income Fund
Statement of Investments, February 29, 2020 (unaudited)
	Principal Amount	Value
Municipal Bonds 98.6%
New York 98.6%
Amherst Development Corp. Student Housing Facility Revenue,
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at Suny Buffalo, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/40	$3,000,000	$3,075,120
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at Suny Buffalo, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/45	3,800,000	3,895,152
Battery Park City Authority Revenue, Senior, Sustainability, Series A, 5.00%, 11/01/49	16,130,000	21,145,462
Buffalo and Erie County Industrial Land Development Corp. Revenue,
Buffalo State College Foundation Housing Corp. Project, Series A, Pre-Refunded, 5.375%, 10/01/41	2,035,000	2,137,177
Obligated Group, Catholic Health System Inc. Project, 5.25%, 7/01/35	1,000,000	1,191,580
Obligated Group, Catholic Health System Inc. Project, 5.00%, 7/01/40	1,000,000	1,167,700
City of New Rochelle Corp. for Local Development Revenue,
Iona College Project, Refunding, Series A, 5.00%, 7/01/40	1,250,000	1,433,525
Iona College Project, Refunding, Series A, 5.00%, 7/01/45	1,425,000	1,626,566
Dutchess County Local Development Corp. Revenue,
Health Quest Systems Inc. Project, Series B, 5.00%, 7/01/31	10,550,000	12,845,258
Nuvance Health Issue, Series B, 4.00%, 7/01/44	800,000	930,840
Nuvance Health Issue, Series B, 4.00%, 7/01/49	2,250,000	2,600,595
Vassar College Project, Refunding, 5.00%, 7/01/42	5,000,000	6,167,600
Vassar College Project, Refunding, 4.00%, 7/01/46	5,715,000	6,474,066
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/28	8,100,000	9,132,426
Hempstead Town Local Development Corp. Revenue,
Hofstra University Project, Refunding, 5.00%, 7/01/42	1,250,000	1,524,513
Hofstra University Project, Refunding, 5.00%, 7/01/47	5,250,000	6,392,768
Hudson Yards Infrastructure Corp. Revenue,
Second Indenture, Refunding, Fiscal 2017, Series A, 5.00%, 2/15/42	20,000,000	24,739,800
Second Indenture, Refunding, Fiscal 2017, Series A, 4.00%, 2/15/44	4,385,000	5,051,345
Second Indenture, Refunding, Fiscal 2017, Series A, 5.00%, 2/15/45	15,000,000	18,477,900
Senior, Fiscal 2012, Series A, 5.25%, 2/15/47	33,455,000	34,838,699
Senior, Fiscal 2012, Series A, Pre-Refunded, 5.25%, 2/15/47	1,545,000	1,611,590
Long Island Power Authority Electric System Revenue,
General, 5.00%, 9/01/39	5,000,000	6,327,750
General, Refunding, Series A, 5.00%, 9/01/42	22,000,000	24,172,280
General, Refunding, Series A, 5.00%, 9/01/44	5,000,000	5,763,250
General, Refunding, Series B, 5.00%, 9/01/36	5,000,000	6,127,500
General, Refunding, Series B, 5.00%, 9/01/41	10,000,000	12,135,600
General, Refunding, Series B, 5.00%, 9/01/46	18,000,000	21,709,440
General, Series A, 4.00%, 9/01/37	19,550,000	22,991,582
Monroe County IDC Revenue,
The Rochester General Hospital Projects, 5.00%, 12/01/46	15,000,000	18,114,150
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/30	3,275,000	3,972,051
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/32	2,000,000	2,417,260
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/37	1,780,000	2,126,886
University of Rochester Project, Refunding, Series C, 4.00%, 7/01/43	17,570,000	20,165,089
University of Rochester Project, Refunding, Series D, 4.00%, 7/01/43	17,550,000	20,142,135
University of Rochester Project, Series A, Pre-Refunded, 5.00%, 7/01/38	6,350,000	7,266,877
University of Rochester Project, Series B, Pre-Refunded, 5.00%, 7/01/43	5,000,000	5,721,950
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
MTA Dedicated Tax Fund Revenue,
Green Bonds, Climate Bond Certified, Refunding, Series B, Subseries B-2, 5.00%, 11/15/39	$4,775,000	$5,924,152
Green Bonds, Climate Bond Certified, Series A, 5.00%, 11/15/47	30,375,000	37,443,566
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/35	6,000,000	7,668,600
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/42	5,000,000	6,281,000
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/47	13,505,000	16,853,160
MTA Revenue,
Transporation, Green Bonds, Climate Bond Certified, Refunding, Series A, Series A-1, Assured Guaranty, 4.00%, 11/15/50	8,000,000	9,452,080
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%, 11/15/41	6,000,000	7,227,000
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%, 11/15/51	2,505,000	3,004,372
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-2, 5.00%, 11/15/45	10,000,000	12,520,900
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 4.00%, 11/15/50	7,525,000	8,734,719
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series C, Subseries C-1, 5.00%, 11/15/31	10,305,000	13,201,942
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series C, Subseries C-1, 4.00%, 11/15/37	8,500,000	9,954,945
Transportation, Refunding, Series B, 5.00%, 11/15/34	10,210,000	12,605,674
Transportation, Refunding, Series B, 5.00%, 11/15/37	5,000,000	6,140,100
Transportation, Refunding, Series C, Subseries C-1, 5.00%, 11/15/39	2,440,000	2,986,780
Transportation, Refunding, Series D, 5.00%, 11/15/31	6,215,000	7,733,449
Transportation, Refunding, Series D, 4.00%, 11/15/42	20,000,000	23,160,600
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/34	5,000,000	6,029,000
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/35	5,000,000	6,014,100
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	8,711,340
Transportation, Series A, Subseries A-1, 5.00%, 11/15/45	10,000,000	11,701,000
Transportation, Series B, 5.00%, 11/15/38	11,320,000	12,729,114
Transportation, Series B, 5.00%, 11/15/43	10,670,000	11,897,157
Transportation, Series C, 5.00%, 11/15/38	10,000,000	11,248,200
Transportation, Series C, 5.00%, 11/15/42	10,000,000	11,159,700
Transportation, Series C, Pre-Refunded, 5.00%, 11/15/47	16,125,000	17,999,209
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	21,500,000	22,189,290
Nassau County GO, General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000	29,675,745
New York City Educational Construction Fund Revenue, Series A, 5.75%, 4/01/41	20,000,000	21,067,200
New York City GO,
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	9,978,300
Fiscal 2002, Series D, 5.50%, 6/01/24	145,000	145,522
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	7,595,983
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,196,066
Fiscal 2014, Refunding, Series J, 5.00%, 8/01/32	10,000,000	11,762,100
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/29	20,640,000	24,649,526
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/31	10,000,000	11,903,000
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/32	4,000,000	4,757,520
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/33	3,000,000	3,564,930
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/34	1,500,000	1,780,410
Fiscal 2017, Refunding, Series B, Subseries B-1, 5.00%, 12/01/41	7,000,000	8,692,040
  |  2

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Fiscal 2018, Series B, Subseries B-1, 5.00%, 10/01/38	$6,250,000	$7,861,750
Fiscal 2018, Series F, Subseries F-1, 5.00%, 4/01/40	6,830,000	8,644,321
Fiscal 2018, Series F, Subseries F-1, 5.00%, 4/01/45	10,000,000	12,532,600
Fiscal 2019, Series D, Subseries D-1, 4.00%, 12/01/43	10,000,000	11,827,100
Fiscal 2019, Series D, Subseries D-1, 5.00%, 12/01/44	10,000,000	12,733,400
Fiscal 2020, Series A, Subseries A-1, 5.00%, 8/01/43	5,000,000	6,465,250
Fiscal 2020, Series B, Subseries B-1, 4.00%, 10/01/40	3,000,000	3,615,600
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	10,000	10,031
Series E, Subseries E-1, 5.00%, 3/01/39	16,210,000	20,520,563
Series E, Subseries E-1, 5.00%, 3/01/44	12,500,000	15,660,625
Series E-1, 5.00%, 3/01/40	7,500,000	9,474,750
New York City HDC,
MFHR, Sustainable Development, Series J, 3.00%, 11/01/44	5,000,000	5,242,950
MFHR, Sustainable Neighborhood Bonds, Refunding, Series G-1-B, 3.00%, 11/01/44	12,295,000	12,785,079
MFHR, Sustainable Neighborhood Bonds, Series K, 4.00%, 11/01/48	49,905,000	54,921,451
New York City IDAR, Pilot, Yankee Stadium Project, Series A, Assured Guaranty, 7.00%, 3/01/49	19,000,000	19,187,340
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2011, Series EE, Pre-Refunded, 5.375%, 6/15/43	25,900,000	26,844,055
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	15,000,000	16,628,100
Second General Resolution, Fiscal 2017, Refunding, Series AA, 4.00%, 6/15/46	24,290,000	27,823,466
Second General Resolution, Fiscal 2017, Refunding, Series DD, 5.00%, 6/15/47	33,800,000	41,737,592
Second General Resolution, Fiscal 2018, Refunding, Series FF, 5.00%, 6/15/40	15,000,000	19,111,050
Second General Resolution, Fiscal 2018, Series BB, Subseries BB-1, 5.00%, 6/15/46	20,875,000	26,112,537
Second General Resolution, Fiscal 2018, Series CC, Subseries CC-1, 5.00%, 6/15/48	38,475,000	48,040,654
Second General Resolution, Fiscal 2019, Series DD-1, 5.00%, 6/15/49	27,825,000	34,948,756
Second General Resolution, Fiscal 2019, Subordinate, Series FF, Subseries FF-1, 4.00%, 6/15/49	10,000,000	11,838,800
Second General Resolution, Fiscal 2020, Refunding, Series AA, 4.00%, 6/15/40	5,000,000	6,066,000
Second General Resolution, Fiscal 2020, Refunding, Series AA, 5.00%, 6/15/40	8,000,000	10,553,360
Second General Resolution, Fiscal 2020, Series BB, Subseries BB-1, 4.00%, 6/15/49	20,000,000	23,858,400
Second General Resolution, Fiscal 2020, Series BB, Subseries BB-1, 5.00%, 6/15/49	40,000,000	51,907,200
Second General Resolution, Series EE, 5.375%, 6/15/43	13,250,000	13,714,810
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2019, Refunding, Series S-1, Subseries S-2A, 5.00%, 7/15/45	17,000,000	21,472,530
Fiscal 2019, Refunding, Series S-2, Subseries S-2A, 5.00%, 7/15/34	4,235,000	5,488,899
Fiscal 2019, Refunding, Series S-3, Subseries S-3A, 5.00%, 7/15/37	10,425,000	13,403,318
Fiscal 2019, Series S-1, Subseries S-2A, 5.00%, 7/15/43	5,230,000	6,627,822
Fiscal 2020, Series S-1, Subseries S-1A, 5.00%, 7/15/36	8,630,000	11,395,570
Fiscal 2020, Series S-1, Subseries S-1A, 5.00%, 7/15/37	9,060,000	11,929,030
Fiscal 2020, Series S-1, Subseries S-1A, 5.00%, 7/15/38	9,515,000	12,487,771
Fiscal 2020, Series S-1, Subseries S-1A, 5.00%, 7/15/39	9,990,000	13,080,806
Fiscal 2020, Series S-1, Subseries S-1B, 4.00%, 7/15/43	11,800,000	14,042,472
Fiscal 2020, Series S-1, Subseries S-1B, 4.00%, 7/15/44	12,275,000	14,576,440
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/34	740,000	742,368
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/38	20,000,000	20,061,400
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39	17,250,000	17,703,330
Future Tax Secured, Subordinate, Fiscal 2012, Series E, Subseries E-1, 5.00%, 2/01/37	10,000,000	10,790,400
  |  3

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Revenue, (continued)
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/34	$5,000,000	$5,595,500
Future Tax Secured, Subordinate, Fiscal 2013, Series I, 5.00%, 5/01/42	45,000,000	50,311,350
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/38	17,000,000	19,573,460
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/39	24,135,000	27,747,527
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/40	18,300,000	21,031,458
Future Tax Secured, Subordinate, Fiscal 2015, Series A, Subseries A-1, 5.00%, 8/01/34	5,115,000	6,022,094
Future Tax Secured, Subordinate, Fiscal 2015, Series B, Subseries B-1, 5.00%, 8/01/34	5,000,000	5,886,700
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/34	10,000,000	11,928,700
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/35	10,000,000	11,926,600
Future Tax Secured, Subordinate, Fiscal 2017, Refunding, Series C, 5.00%, 11/01/33	6,500,000	8,255,325
Future Tax Secured, Subordinate, Fiscal 2017, Series A, Subseries A-1, 5.00%, 5/01/40	13,415,000	16,363,215
Future Tax Secured, Subordinate, Fiscal 2017, Series F, Subseries F-1, 5.00%, 5/01/42	4,340,000	5,412,978
Future Tax Secured, Subordinate, Fiscal 2018, Series A, Subseries A-3, 5.00%, 8/01/40	3,270,000	4,120,331
Future Tax Secured, Subordinate, Fiscal 2018, Series A, Subseries A-3, 4.00%, 8/01/43	5,645,000	6,550,289
Future Tax Secured, Subordinate, Fiscal 2018, Series B, Subseries B-1, 5.00%, 8/01/45	17,500,000	21,871,500
Future Tax Secured, Subordinate, Fiscal 2018, Series C, Subseries C-3, 4.00%, 5/01/42	7,410,000	8,707,046
Future Tax Secured, Subordinate, Fiscal 2019, Series A, Subseries A-1, 5.00%, 8/01/42	5,000,000	6,332,450
Future Tax Secured, Subordinate, Fiscal 2019, Series C, Subseries C-1, 4.00%, 11/01/42	7,500,000	8,938,275
Future Tax Secured, Subordinate, Fiscal 2020, Series A, Subseries A-3, 4.00%, 5/01/43	10,000,000	11,904,800
Future Tax Secured, Subordinate, Fiscal 2020, Series B, Subseries B-1, 4.00%, 11/01/37	10,000,000	12,172,400
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/36	8,250,000	9,221,437
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, senior lien, Series A, 5.00%, 11/15/46	5,000,000	6,095,450
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Secured by Port Authority Bonds, 5.25%, 12/15/43	50,000,000	53,959,500
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	19,483,200
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	27,000,000	41,134,230
Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	86,360,000	124,877,424
New York State Dorminatory Authority Revenues Non State Supported Debt Revenue, Series A, 3.00%, 7/01/48	4,000,000	4,294,800
New York State Dormitory Authority Revenues,
Non-State Supported Debt, NYU Langone Hospitals Obligated Group, Series A, 4.00%, 7/01/50	5,000,000	5,919,700
Lease, Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/28	4,000,000	4,366,640
Non-State Supported Debt, Catholic Health System Obligated Group, Refunding, Series A, 4.00%, 7/01/45	2,875,000	3,347,794
Non-State Supported Debt, Columbia University, Series A-2, 5.00%, 10/01/46	10,000,000	16,756,400
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC Insured, 5.25%, 7/01/30	5,150,000	6,516,244
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL Insured, 5.25%, 7/01/34	13,220,000	18,014,894
Non-State Supported Debt, Memorial Sloan Kettering Cancer Center, Refunding, Series 1, 4.00%, 7/01/47	5,000,000	5,813,800
Non-State Supported Debt, Memorial Sloan Kettering Cancer Center, Series 1, 5.00%, 7/01/39	21,000,000	27,775,440
Non-State Supported Debt, The New School, AGMC Insured, Pre-Refunded, 5.50%, 7/01/43	13,000,000	13,205,920
Non-State Supported Debt, The New School, Pre-Refunded, 5.50%, 7/01/40	10,000,000	10,156,800
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/40	5,500,000	6,542,800
  |  4

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/45	$8,500,000	$10,063,915
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/38	5,000,000	6,331,450
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/40	6,745,000	8,508,413
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/43	3,000,000	3,762,390
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/45	5,000,000	5,973,850
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	7,000,000	7,691,740
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	10,949,900
Non-State Supported Debt, New York University, Series A, 4.00%, 7/01/45	3,415,000	4,114,802
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/49	50,000,000	65,091,000
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/36	11,000,000	13,103,530
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series B, 5.00%, 5/01/39	10,000,000	10,723,900
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/27	2,025,000	2,374,009
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/30	1,000,000	1,168,560
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/32	1,000,000	1,168,430
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/34	7,250,000	8,455,385
Non-State Supported Debt, NYU Hospitals Center, Series A, Pre-Refunded, 6.00%, 7/01/40	4,500,000	4,576,995
Non-State Supported Debt, Residential Institutions for Children, 5.00%, 6/01/38	4,635,000	4,648,905
Non-State Supported Debt, Rochester Institute of Technology, Series A, 5.00%, 7/01/49	3,500,000	4,441,360
Non-State Supported Debt, The Rockefeller University, Green Bonds, Series B, 5.00%, 7/01/50	6,500,000	8,422,310
Non-State Supported Debt, The Rockefeller University, Green Bonds, Series C, 4.00%, 7/01/49	6,750,000	8,059,770
Non-State Supported Debt, School Districts, Bond Financing Program, Series A, 5.00%, 10/01/21	4,450,000	4,751,888
Non-State Supported Debt, School Districts, Bond Financing Program, Series A, 5.00%, 10/01/22	9,000,000	9,977,220
Non-State Supported Debt, School Districts, Bond Financing Program, Series A, 5.00%, 10/01/23	4,150,000	4,772,791
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/21	265,000	271,323
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	395,000	404,401
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/24	710,000	726,813
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series C, Assured Guaranty, 5.00%, 10/01/31	45,000	45,133
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series C, Assured Guaranty, 5.125%, 10/01/36	60,000	60,185
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/21	4,735,000	4,854,985
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	6,750,000	6,921,045
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/24	12,020,000	12,324,587
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, 5.625%, 10/01/29	300,000	301,047
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/29	1,375,000	1,651,939
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/30	1,675,000	2,006,416
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/31	3,700,000	4,420,205
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/34	2,000,000	2,379,780
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/35	2,000,000	2,521,140
  |  5

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/36	$1,500,000	$1,886,040
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/37	2,000,000	2,507,400
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/38	1,000,000	1,250,370
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 3.00%, 7/01/42	4,165,000	4,477,833
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/42	3,750,000	4,649,100
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 4.00%, 7/01/43	1,200,000	1,419,384
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/43	4,300,000	5,437,006
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/46	4,000,000	4,933,920
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/48	13,925,000	17,505,674
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 4.00%, 7/01/49	4,250,000	4,986,738
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, Pre-Refunded, 5.00%, 7/01/38	5,000,000	5,721,950
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, Pre-Refunded, 5.00%, 7/01/43	4,150,000	4,749,219
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/26	6,105,000	7,368,063
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	1,485,000	1,489,574
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	11,142,780
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding, Series A, Assured Guaranty, 5.50%, 5/15/22	5,000,000	5,501,150
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded, 5.00%, 7/01/37	25,000,000	27,508,250
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded, 5.00%, 7/01/42	15,000,000	16,504,950
State Supported Debt, Mental Health Services Facilities Improvement, Series A, 5.00%, 8/15/22	5,735,000	5,847,693
State Supported Debt, Mental Health Services Facilities Improvement, Series A, Pre-Refunded, 5.00%, 8/15/22	5,000	5,099
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/29	3,000,000	3,274,290
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/30	1,000,000	1,091,430
New York State Dormitory Authority Sales Tax Revenue,
Bid Group 2, Refunding, Series E, 5.00%, 3/15/37	15,340,000	19,957,340
Bid Group 4, Refunding, Series A, 4.00%, 3/15/46	25,000,000	28,884,750
Bid Group 4, Refunding, Series C, 4.00%, 3/15/44	5,310,000	6,147,122
Bid Group 4, Refunding, Series E, 5.00%, 3/15/44	19,715,000	25,192,221
Bid Group C, Series A, 5.00%, 3/15/41	10,000,000	12,473,800
Group C, Series A, 5.00%, 3/15/42	10,000,000	12,448,200
Series A, 5.00%, 3/15/34	10,000,000	12,493,400
Series A, 5.00%, 3/15/35	24,545,000	30,640,505
Series A, 5.00%, 3/15/36	31,550,000	39,338,117
  |  6

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Sales Tax Revenue, (continued)
Series A, 5.00%, 3/15/42	$6,235,000	$7,901,865
Series A, 4.00%, 3/15/46	16,515,000	18,946,669
Series B, 5.00%, 3/15/40	12,640,000	15,230,315
Series B, 5.00%, 3/15/41	10,520,000	12,655,770
State Supported Debt, Series A, 5.00%, 3/15/31	15,685,000	18,261,575
State Supported Debt, Series A, 5.00%, 3/15/44	37,250,000	42,732,827
State Supported Debt, Series A, 4.00%, 3/15/48	10,000,000	11,546,800
State Supported Debt, Series A, Pre-Refunded, 5.00%, 3/15/43	16,675,000	18,817,904
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/40	9,425,000	11,792,937
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/41	12,425,000	15,494,969
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/43	4,595,000	5,700,695
General Purpose, Bidding Group 3, Refunding, Series B, 4.00%, 2/15/46	20,000,000	23,140,200
General Purpose, Refunding, Series A, 5.00%, 2/15/37	5,000,000	6,220,250
General Purpose, Refunding, Series A, 5.00%, 2/15/38	5,000,000	6,202,200
General Purpose, Refunding, Series A, 5.00%, 2/15/39	8,945,000	11,075,699
General Purpose, Refunding, Series A, 5.00%, 3/15/45	10,000,000	12,693,800
General Purpose, Refunding, Series D, 3.00%, 2/15/49	5,000,000	5,421,700
General Purpose, Series A, 5.00%, 2/15/41	4,000,000	4,928,280
General Purpose, Series A, 5.00%, 2/15/42	1,950,000	2,400,626
General Purpose, Series A, 5.00%, 2/15/43	8,450,000	10,404,569
General Purpose, Series A, 5.00%, 3/15/44	5,000,000	6,421,300
General Purpose, Series A, 4.00%, 3/15/49	10,000,000	11,790,200
General Purpose, Series B, 5.00%, 3/15/37	6,915,000	7,498,557
General Purpose, Series C, 5.00%, 3/15/34	10,000,000	10,421,800
New York State Environmental Facilities Corp. Revenue, State Revolving Funds, 2010 Master Financing Program, Green Bonds, Series A, 5.00%, 2/15/49	5,000,000	6,511,800
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Refunding, Series, 4.00%, 6/15/37	13,425,000	16,388,837
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Refunding, Series, 5.00%, 6/15/46	28,360,000	35,076,782
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Series A, 5.00%, 6/15/31	5,000,000	5,683,600
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Series B, 5.00%, 6/15/48	7,500,000	9,519,000
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Series E, 5.00%, 6/15/42	8,355,000	10,393,035
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Series E, 5.00%, 6/15/47	12,345,000	15,254,593
New York State Thruway Authority General Revenue,
Junior Indebtedness Obligations, Refunding, Series B, 4.00%, 1/01/50	50,000,000	58,928,500
Junior Indebtedness Obligations, Series A, 5.00%, 1/01/46	25,000,000	29,909,000
Refunding, Series L, 5.00%, 1/01/34	2,600,000	3,325,608
Refunding, Series L, 5.00%, 1/01/35	3,000,000	3,831,000
Series I, Pre-Refunded, 5.00%, 1/01/37	21,250,000	22,926,625
Series I, Pre-Refunded, 5.00%, 1/01/42	45,000,000	48,550,500
  |  7

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Municipal Bonds (continued)
	New York (continued)
[a]	New York State Thruway Authority Revenue,
	Series N, 3.00%, 1/01/48	$22,135,000	$23,933,911
	Series N, 3.00%, 1/01/49	5,000,000	5,399,200
	New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
	Refunding, Series A, 5.00%, 4/01/29	10,000,000	10,848,800
	Series A, 5.00%, 4/01/27	27,000,000	29,321,190
	Series A, 5.00%, 4/01/28	11,600,000	12,589,712
	Series A, 5.00%, 4/01/30	9,000,000	9,756,180
	Series A, 5.00%, 4/01/31	10,250,000	11,106,797
	Series A, 5.00%, 4/01/32	11,100,000	12,022,965
	New York State Urban Development Corp. Revenue,
	State Personal Income Tax, General Purpose, Bidding Group 1, Series A, 5.00%, 3/15/42	10,000,000	12,646,500
	State Personal Income Tax, General Purpose, Refunding, Series A, 5.00%, 3/15/38	15,000,000	18,678,600
	State Personal Income Tax, General Purpose, Refunding, Series C, 5.00%, 3/15/42	8,400,000	10,513,440
	Onondaga County Trust Cultural Resource Revenue, Syracuse University Project, Refunding, 4.00%, 12/01/47	5,210,000	6,235,536
	Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured, 5.00%, 12/15/30	1,805,000	1,826,281
	Port Authority of New York and New Jersey Revenue,
	Consolidated, Refunding, Two Hundred Eleventh Series, 5.00%, 9/01/48	25,000,000	31,678,750
	Consolidated, Refunding, Two Hundred Fifth Series, 5.00%, 11/15/47	26,340,000	32,891,812
	Consolidated, Refunding, Two Hundred Fourteenth Series, 4.00%, 9/01/37	2,500,000	3,009,550
	Consolidated, Refunding, Two Hundred Fourteenth Series, 4.00%, 9/01/38	2,110,000	2,532,084
	Consolidated, Refunding, Two Hundred Fourteenth Series, 4.00%, 9/01/39	2,500,000	2,992,875
	Consolidated, Refunding, Two Hundred Fourteenth Series, 4.00%, 9/01/43	3,000,000	3,556,080
	Consolidated, Refunding, Two Hundred Sixteenth Series, 4.00%, 9/01/49	11,815,000	14,106,401
	Consolidated, Refunding, Two Hundred Third Series, 5.00%, 10/15/47	10,000,000	12,310,100
	Consolidated, Two Hundred Eighteenth Series, 4.00%, 11/01/47	5,000,000	5,908,950
	Consolidated, Two Hundred Seventeenth Series, 4.00%, 11/01/41	10,000,000	12,092,100
	Consolidated, Two Hundred Seventeenth Series, 5.00%, 11/01/44	5,000,000	6,531,300
	Schenectady County Capital Resource Corp. Revenue,
	Union College Project, Refunding, 5.00%, 1/01/40	2,600,000	3,158,584
	Union College Project, Refunding, 5.00%, 1/01/47	6,590,000	7,964,015
	Suffolk County Water Authority Revenue, Water System, Series A, 4.00%, 6/01/41	25,000,000	29,354,500
	Triborough Bridge and Tunnel Authority Revenue,
	General, MTA Bridges and Tunnels, Series A, 5.00%, 11/15/49	9,000,000	11,583,900
	General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	5,536,634
	General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	16,252,350
	General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	29,980,000	32,559,779
	MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/36	21,080,000	26,611,603
	MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/37	18,190,000	22,886,840
	MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/38	8,055,000	10,106,608
	MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/38	3,000,000	3,764,100
	MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/42	5,750,000	7,163,580
	MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/47	13,000,000	16,095,040
	MTA Bridges and Tunnels, General, Series B, 5.00%, 11/15/45	5,000,000	6,007,200
	MTA Bridges and Tunnels, General, Series C, 5.00%, 11/15/38	5,000,000	5,624,100
	Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%, 9/01/40	42,500,000	43,394,625
  |  8

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Municipal Bonds (continued)
	New York (continued)
	Utility Debt Securitization Authority Revenue,
	Restructuring, 5.00%, 12/15/41	$8,500,000	$10,876,770
	Restructuring, Refunding, 5.00%, 12/15/33	20,000,000	24,578,400
	Restructuring, Refunding, 5.00%, 12/15/34	9,950,000	12,212,331
	Restructuring, Refunding, 5.00%, 12/15/40	10,000,000	12,816,400
	Restructuring, Refunding, Series A, 5.00%, 12/15/34	33,870,000	42,123,780
	Restructuring, Refunding, Series B, 5.00%, 12/15/33	5,750,000	7,156,968
	Western Nassau County Water Authority Water System Revenue,
	Series A, 5.00%, 4/01/40	1,400,000	1,653,246
	Series A, 5.00%, 4/01/45	2,250,000	2,633,670
	Total Municipal Bonds before Short Term Investments (Cost $3,590,660,389)		3,970,016,594
	Short Term Investments 1.3%
	Municipal Bonds 1.3%
	New York 1.3%
[b]	MTA Dedicated Tax Fund Revenue, Refunding, Subseries A-1, LOC Toronto Dominion Bank, Daily VRDN and Put, 1.18%, 11/01/31	37,500,000	37,500,000
[b]	Nassau County IDA Revenue, Civic Facility, 1999 Cold Spring Harbor Laboratory Project, Refunding and Improvement, Daily VRDN and Put, 1.14%, 1/01/34	7,415,000	7,415,000
[b]	Triborough Bridge and Tunnel Authority Revenue,
	General, MTA Bridges and Tunnels, Refunding, Subseries B-2, LOC Citibank, Daily VRDN and Put, 1.18%, 1/01/32	7,100,000	7,100,000
	General, MTA Bridges and Tunnels, Refunding, Subseries B-3, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.18%, 1/01/32	400,000	400,000
	Total Short Term Investments (Cost $52,415,000)		52,415,000
	Total Investments (Cost $3,643,075,389) 99.9%		4,022,431,594
	Other Assets, less Liabilities 0.1%		5,573,432
	Net Assets 100.0%		$4,028,005,026

See Abbreviations on page 11.
[a]Security purchased on a when-issued basis.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  9

Franklin New York Tax-Free Income Fund
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  CONCENTRATION OF RISK
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories.
4.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  |  10

Franklin New York Tax-Free Income Fund
Notes to Statement of Investments (unaudited)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At February 29, 2020, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
5.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure, except for the following:
Subsequent to February 29, 2020, there has been a global outbreak of a novel coronavirus disease (COVID-19), which the World Health Organization has declared a pandemic. Unexpected events like COVID-19 can cause adverse effects on many companies, sectors, nations, regions and the market in general, in ways that cannot be foreseen. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Abbreviations
Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
GO	General Obligation
HDC	Housing Development Corp.
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
LOC	Letter of Credit
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
SRF	State Revolving Fund
XLCA	XL Capital Assurance

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  11